Tax - Balance sheet related (Details 2) SFr in Millions	12 Months Ended
	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2014 CHF (SFr)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2014 CHF (SFr)
Tax effect of temporary differences
Compensation and benefits				SFr 1,992	SFr 2,425
Loans				326	326
Investment securities				469	548
Provisions				1,341	1,718
Derivatives				105	117
Real estate				347	340
Net operating loss carry-forwards				6,548	5,838
Net operating loss carry-forwards, after allocation of valuation allowances				2,178	1,754
Other				119	116
Gross deferred tax assets before valuation allowance				11,247	11,428
Less valuation allowance	SFr (4,188)	SFr (3,905)	SFr (2,705)	(4,188)	(3,905)	SFr (4,107)
Gross deferred tax assets net of valuation allowance				7,059	7,523
Compensation and benefits				(252)	(211)
Loans				(29)	(31)
Investment securities				(267)	(282)
Provisions				(360)	(449)
Business combinations				(1)	(1)
Derivatives				(238)	(187)
Leasing				(8)	(18)
Real estate				(51)	(66)
Other				(154)	(153)
Gross deferred tax liabilities				(1,360)	(1,398)
Net deferred tax assets				5,699	6,125
Net deferred tax assets change	(426)
Income tax effects allocated directly to equity share-based compensation pension plan remeasurement				(312)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	206
Net deferred tax assets increase/(decrease) related to temporary differences and taxable income				254
Net operating loss carry-forwards
Due to expire within 1 year				1,505
Due to expire within 2 to 5 years				3,280
Due to expire within 6 to 10 years				9,826
Due to expire within 11 to 20 years				5,376
Amount due to expire				19,987
Amount not due to expire				17,556
Total net operating loss carry-forwards				37,543
Movements in the valuation allowance
Balance at beginning of period	3,905	4,107	2,705
Net changes	283	(202)	1,402
Balance at end of period	SFr 4,188	3,905	4,107
Net operating loss carryforward period as per US tax law (in years)	20
Net operating loss carryforward period as per Swiss tax law (in years)	7
Tax benefits associated with share-based compensation
Tax benefits recorded in the consolidated statements of operations	SFr 391	448	505
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital	(110)	(28)	(70)
Tax benefits in respect of tax on dividend equivalent payments	0	0	1
Windfall deductions and dividend equivalents not resulting in a reduction of income taxes payable	1,100	1,100
Tax benefit that will be recorded when benefit of deductions for dividend equivalent payments is realized	85
Movements in gross unrecognized tax benefits
Balance at beginning of period	369	389	423
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	52	44	2
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(43)	(3)	(47)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	17	15	39
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(2)	0	(10)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(7)	(22)	(24)
Other (including foreign currency translation)	24	(54)	6
Balance at end of period	410	369	389
of which, if recognized, would affect the effective tax rate				410	369	389
Interest and penalties
Interest and penalties recognized in the consolidated statements of operations	2	13	16
Interest and penalties recognized in the consolidated balance sheets				86	86	86
Switzerland
Tax effect of temporary differences
Net deferred tax assets increase/(decrease) restructuring of Swiss operations				(750)
US and Switzerland
Tax effect of temporary differences
Less valuation allowance	(3,339)	(3,196)		(3,339)	(3,196)
Net deferred tax assets				5,329	5,515
Movements in the valuation allowance
Balance at beginning of period	3,196
Balance at end of period	3,339	3,196
Switzerland, Hong Kong
Tax effect of temporary differences
Tax benefit from the remeasurement and release of valuation allowances on deferred tax assets	176
Bank
Tax effect of temporary differences
Compensation and benefits				1,990	2,316
Loans				326	326
Investment securities				467	547
Provisions				1,341	1,718
Derivatives				100	117
Real estate				346	340
Net operating loss carry-forwards				6,523	5,831
Net operating loss carry-forwards, after allocation of valuation allowances				2,172	1,753
Other				116	113
Gross deferred tax assets before valuation allowance				11,209	11,308
Less valuation allowance	(4,168)	(3,898)	(2,704)	(4,168)	(3,898)	(4,107)
Gross deferred tax assets net of valuation allowance				7,041	7,410
Compensation and benefits				(238)	(211)
Loans				(29)	(31)
Investment securities				(251)	(273)
Provisions				(359)	(449)
Business combinations				(1)	(1)
Derivatives				(238)	(187)
Leasing				(8)	(18)
Real estate				(51)	(66)
Other				(147)	(147)
Gross deferred tax liabilities				(1,322)	(1,383)
Net deferred tax assets				5,719	6,027
Net deferred tax assets change	(308)
Income tax effects allocated directly to equity share-based compensation pension plan remeasurement				(229)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	206
Net deferred tax assets increase/(decrease) related to temporary differences and taxable income				289
Net operating loss carry-forwards
Due to expire within 1 year				1,505
Due to expire within 2 to 5 years				3,277
Due to expire within 6 to 10 years				9,556
Due to expire within 11 to 20 years				5,376
Amount due to expire				19,714
Amount not due to expire				17,556
Total net operating loss carry-forwards				37,270
Movements in the valuation allowance
Balance at beginning of period	3,898	4,107	2,704
Net changes	270	(209)	1,403
Balance at end of period	4,168	3,898	4,107
Tax benefits associated with share-based compensation
Tax benefits recorded in the consolidated statements of operations	390	447	506
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital	(110)	(28)	(69)
Tax benefits in respect of tax on dividend equivalent payments	0	0	1
Windfall deductions and dividend equivalents not resulting in a reduction of income taxes payable	1,100	1,100
Tax benefit that will be recorded when benefit of deductions for dividend equivalent payments is realized	85
Movements in gross unrecognized tax benefits
Balance at beginning of period	360	382	416
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	52	44	2
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(43)	(3)	(47)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	17	15	37
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(2)	0	(10)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(7)	(22)	(24)
Other (including foreign currency translation)	24	(56)	8
Balance at end of period	401	360	382
of which, if recognized, would affect the effective tax rate				401	360	382
Interest and penalties
Interest and penalties recognized in the consolidated statements of operations	2	SFr 13	SFr 21
Interest and penalties recognized in the consolidated balance sheets				85	SFr 85	SFr 85
Bank | Switzerland
Tax effect of temporary differences
Net deferred tax assets increase/(decrease) restructuring of Swiss operations				SFr (750)
Bank | Switzerland, Hong Kong
Tax effect of temporary differences
Tax benefit from the remeasurement and release of valuation allowances on deferred tax assets	SFr 176